Statement of Changes in Consolidated Equity - USD ($) $ in Millions	Total	Preferred Class A	Preferred stock	Common stock	Additional capital	Retained earnings	Retained earnings Preferred Class A	Accumulated other comprehensive loss
Beginning balance at Dec. 31, 2022	$ 3,601		$ 55	$ 412	$ 3,947	$ 1,028		$ (1,841)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	765					765
Other comprehensive income (loss) (K)	11							11
Preferred stock dividend declared (in usd per share)		$ 3.75
Cash dividends declared:
Preferred		$ (2)					$ (2)
Common	(71)					(71)
Repurchase and retirement of common stock (I)	(251)			(5)	(246)
Stock-based compensation (I)	50				50
Common stock issued: compensation plans (I)	(66)			3	(69)
Ending balance at Dec. 31, 2023	4,037		55	410	3,682	1,720		(1,830)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,155					1,155
Other comprehensive income (loss) (K)	(48)							(48)
Preferred stock dividend declared (in usd per share)		$ 3.75
Cash dividends declared:
Preferred		$ (2)					(2)
Common	(107)					(107)
Repurchase and retirement of common stock (I)	(504)			(6)	(498)
Stock-based compensation (I)	63				63
Common stock issued: compensation plans (I)	(40)			1	(41)
Ending balance at Dec. 31, 2024	4,554		55	405	3,206	2,766		(1,878)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,508					1,508
Other comprehensive income (loss) (K)	205							205
Preferred stock dividend declared (in usd per share)		$ 2.81
Cash dividends declared:
Preferred		$ (2)					$ (2)
Common	(179)					(179)
Repurchase and retirement of common stock (I)	(706)			(4)	(702)
Redemption of preferred stock (I)	(55)		(55)
Stock-based compensation (I)	73				73
Common stock issued: compensation plans (I)	(45)			1	(46)
Ending balance at Dec. 31, 2025	$ 5,353		$ 0	$ 402	$ 2,531	$ 4,093		$ (1,673)